Balance Sheet Components- Schedule of Prepaid and Other Current Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Prepaid insurance	$ 291	$ 275
Security deposit	101	131
Angion Pty tax receivable	305	781
Other	246	498
Total prepaid and other current assets	$ 943	$ 1,685